Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents (note 6)	$ 24,271	$ 7,838
Trade and other receivables (note 7)	1,681	658
Inventory (note 8)	21	1,203
Prepaid expenses and other current assets (note 9)	1,913	1,211
Total current assets	27,886	10,910
Restricted cash equivalents (note 10)	338	364
Right of use assets (note 12)	157	582
Property, plant and equipment (note 11)	22	35
Identifiable intangible assets (note 13)	59	40
Goodwill (note 14)	8,815	8,050
Total Assets	37,277	19,981
Current liabilities
Payables and accrued liabilities (note 15)	2,199	2,148
Provision for restructuring and other costs (note 16)	92	418
Income taxes (note 23)	395	1,448
Current portion of deferred revenues (note 5(a)(ii) and 5(a)(iv))	2,193	991
Current portion of lease liabilities (note 17)	135	648
Current portion of warrant liability (note 18)		6
Total current liabilities	5,014	5,659
Deferred revenues (note 5(a)(ii))	3,289	185
Lease liabilities (note 17)	49	255
Warrant liability (note 18)		2,249
Employee future benefits (note 19)	15,435	13,788
Provision for restructuring and other costs (note 16)	279	308
Total liabilities	24,066	22,444
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital (note 20)	235,008	224,528
Warrants (note 20)	12,402
Other capital (note 20)	89,505	89,806
Deficit	(322,659)	(316,891)
Accumulated other comprehensive (loss) income ("AOCI")	(1,045)	94
Total shareholders' equity (deficiency)	13,211	(2,463)
Total liabilities and shareholders' equity (deficiency)	$ 37,277	$ 19,981